Offerings - Offering: 1	Oct. 24, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	11,957,189
Proposed Maximum Offering Price per Unit	0.4329
Maximum Aggregate Offering Price	$ 5,176,267.11
Fee Rate	0.01381%
Amount of Registration Fee	$ 714.84
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover an indeterminate number of additional shares of the Registrant’s common stock, par value $0.001 per share, that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant’s common stock.

Estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee. The price of $0.4329 per share represents the average high and low sales prices of the common stock as quoted on the Nasdaq Capital Market on October 17, 2025.

Represents additional shares of the Registrant’s common stock reserved for issuance under the 2022 Equity Incentive Plan (as amended from time to time, the “2022 Plan”) pursuant to the provisions of the 2022 Plan that provide for an automatic annual increase in the number of shares reserved for issuance under the 2022 Plan.